Pension and severance plans (Details 4) - Japanese plans - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Projected benefit obligations	¥ 11,056	¥ 14,889
Accumulated benefit obligations	10,763	14,623
Fair value of plan assets	¥ 5,941	¥ 8,925